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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:

/s/ Murray A. Indick        Boston, MA            November 14, 2007
--------------------
    [Signature]           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   17
Form 13F Information Table Value Total:   $319,493
                                          (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number 28-       Name
---              ------------------------------ -------------------------------
________________ ______________________________ _______________________________

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                          FORM 13F INFORMATION TABLE
                                See Excel sheet

                                                                      SHR or
                                                                       PRN
                                               Value      Shares/      AMT   PUT/ Investment  Other          Voting   Authority
Name of Issuer       Title of Class   Cusip   (X1000)     PRN AMT     SH/PRN CALL Discretion Managers Sole   Shared     None
--------------       -------------- --------- ------- --------------- ------ ---- ---------- -------- ---- ---------- ---------
AMERITRANS CAP
  CORP                 COM          03073H108  3,846     854,700.0000   SH          SHARED                    854,700
ARK RESTAURANTS
  CORP                 COM          040712101 19,586     531,741.0000   SH          SHARED                    545,233
COLEMAN CABLE INC      COM          193459302  7,641     552,074.0000   SH          SHARED                    773,641
COMPASS DIVERSIFIED
  TRUST                SH BEN INT   20451Q104 32,602   2,030,000.0000   SH          SHARED                  1,968,479
CONSOLIDATED
  MERCANTILE INC       COM          20950N107    602     430,283.0000   SH          SHARED                    430,283
DECORATOR              COM PAR
  INDUSTRIES INC NEW   $0.20        243631207  1,910     298,505.0000   SH          SHARED                    306,225
EDIETS.COM             COM          280597105 50,860  12,404,880.0000   SH          SHARED                 12,415,656
FINLAY ENTERPRISES
  INC                  COM NEW      317884203  6,446   1,572,190.0000   SH          SHARED                  1,572,190
HANGER ORTHOPEDIC
  GROUP INC            COM NEW      41043F208 16,305   1,439,100.0000   SH          SHARED                  1,536,400
HAWK CORP              CL A         420089104  1,067      76,900.0000   SH          SHARED                    276,000
HEALTHTRONICS INC      COM          42222L107 27,797   5,450,308.0000   SH          SHARED                  5,450,308
NUCO2 INC              COM          629428103  4,540     176,393.0000   SH          SHARED                    615,600
PRINCETON REVIEW
  INC                  COM          742352107  8,036   1,008,273.0000   SH          SHARED                  1,008,273
QC HOLDINGS INC        COM          74729T101 38,017   2,630,907.0000   SH          SHARED                  2,633,407
TRUMP
  ENTERTAINMENT
  RESORTS              COM          89816T103 11,911   1,846,669.0000   SH          SHARED                  1,846,669
VALASSIS
  COMMUNICATIONS
  INC                  COM          918866104 31,612   3,543,900.0000   SH          SHARED                  2,606,400
WASTE SERVICES INC     COM NEW      941075103 56,715     5,840,875.00   SH          SHARED                  5,840,875